PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Consolidation
Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries. All significant transactions and balances between the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
The Company applies the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for the VIEs and their respective subsidiaries, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. The Company is considered as the primary beneficiary of the VIEs according to FASB ASC 810 and thus consolidates the financial statements each of these entities under U.S. GAAP. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries:
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of major VIEs and their major subsidiaries	Date of establishment

Shanghai Ctrip Commerce Co., Ltd., (“Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd., (“Shanghai Huacheng”, a subsidiary of Ctrip Commerce)	Established on March 13, 2001

Beijing Qu Na Information Technology Co., Ltd., (“Qunar Beijing”)	Established on March 17, 2006

Chengdu Ctrip Travel Agency Co., Ltd., (“Chengdu Ctrip”) (Note i)	Established on January 8, 2007

Note i: In December 2024, the Company terminated the contractual arrangements
and acquired
the equity interest of
Chengdu Ctrip
,
which became a
wholly-owned subsidiary
of the Company
.
The Company is considered the primary beneficiary of each of the VIEs and the VIEs’ subsidiaries, as defined above, and has consolidated the financial statements of each under U.S. GAAP.

Major VIEs and their subsidiaries
Major VIEs and their subsidiaries
The Company conducts a part of its operations through a series of agreements with certain VIEs and VIEs’ subsidiaries as stated in above. These VIEs and VIEs’ subsidiaries are used solely to facilitate the Company’s participation in internet content provision, advertising business, travel agency and air-ticketing
services in the People’s Republic of China (“PRC”). From 2015, the Company restructured its business lines to change some of the VIEs to its wholly owned subsidiaries, which carry out the businesses that are not foreign ownerships restricted.
Ctrip Commerce is a domestic company incorporated in Shanghai, the PRC. Ctrip Commerce holds a telecommunications operation license and is primarily engaged in the provision of advertising business on the Internet website. One of the Company’s employees and one of the Company’s senior consultants
collectively hold 100% of the equity interest in Ctrip Commerce. The registered capital of Ctrip Commerce was RMB900,000,000 as of December 31, 2024.
Shanghai Huacheng is a domestic company incorporated in Shanghai, the PRC. Shanghai Huacheng holds a travel agency operation license and mainly provides domestic, inbound and outbound tour services and air-ticketing
services. Ctrip Commerce holds 100% of the equity interest in Shanghai Huacheng. The registered capital of Shanghai Huacheng was RMB100,000,000 as of December 31, 2024.
Qunar Beijing is a domestic company incorporated in Beijing, the PRC. Qunar Beijing holds various licenses for domestic and cross-border business of Qunar Cayman Islands Limited (“Qunar”).
Two employees of the Company hold 100% of the equity interest in Qunar Beijing. The registered capital of Qunar Beijing was RMB11,000,000 as of December 31, 2024.
The capital of the VIEs injected by some of our employees and senior consultants are funded by the Company and are recorded as long-term business loans to related parties, which are eliminated with registered capital of VIEs upon consolidation. The Company does not have any ownership interest in these VIEs and VIEs’ subsidiaries.
As of December 31, 2024, the Company has various agreements with the consolidated VIEs and VIEs’ subsidiaries, including loan agreements, exclusive technical consulting and services agreements, equity pledge agreements, exclusive option agreements and other operating agreements which result in the Company being the primary beneficiary of each entity and which provides the basis for consolidation of the financial statements of each VIE pursuant to ASC 810.
Details of certain key agreements with the major VIEs are as follows:
Powers of Attorney:
The shareholders of Ctrip Commerce (VIE) signed an irrevocable power of attorney to appoint Ctrip Travel Network, as attorney-in-fact
to vote, by itself or any other person to be designated at its discretion, on all matters of Ctrip Commerce (VIE). Each such power of attorney will remain effective as long as Ctrip Commerce (VIE) exists, and such shareholders of Ctrip Commerce (VIE) are not entitled to terminate or amend the terms of the power of attorneys without prior written consent from the Company.
As of the date of this annual report, each of the shareholders of Qunar Beijing (VIE), Hui Cao and Hui Wang, also signed an irrevocable power of attorney authorizing an appointee, to exercise, in a manner approved by Qunar, on such shareholder’s behalf the full shareholder rights pursuant to applicable laws and Qunar Beijing (VIE)’s articles of association, including without limitation full voting rights and the right to sell or transfer any or all of such shareholder’s equity interest in Qunar Beijing (VIE). Each such power of attorney is effective until such time as such shareholder ceases to hold any equity interest in Qunar Beijing (VIE). The terms of the power of attorney with respect to Qunar Beijing (VIE) are substantially similar to the terms described in the foregoing paragraph.
Technical Consulting and Services Agreements:
Ctrip Travel Network, a wholly owned PRC subsidiary of the Company, provides Ctrip Commerce (VIE) with technical consulting and related services and staff training and information services on an exclusive basis. The Company also maintain its network platforms. In consideration for the Company’s services, Ctrip Commerce (VIE) agrees to pay the Company service fees as calculated in such manner as determined by the Company from time to time based on the nature of service, which may be adjusted periodically. Although the service fees are typically determined based on the number of transportation tickets sold, given the fact that the nominee shareholders of Ctrip Commerce (VIE) have irrevocably appointed a designated person to vote on their behalf on all matters they are entitled to vote on, the Company has the right to determine the level of service fees paid and therefore receive substantially all of the economic benefits of the VIEs in the form of service fees. Ctrip Travel Network, will exclusively own any intellectual property rights arising from the performance of this agreement. The initial term of these agreements is

10
years and may be renewed automatically in
10
-year
terms unless the Company disapproves the extension. The Company retains the exclusive right to terminate the agreements at any time by delivering a
30-day
advance written notice to the applicable VIE.

As of the date of this annual report, pursuant to the restated exclusive technical consulting and services agreement between Qunar Beijing (VIE) and Qunar Software, Qunar Software provides Qunar Beijing (VIE) with technical, marketing and management consulting services on an exclusive basis in exchange for service fee paid by Qunar Beijing (VIE) based on a set formula defined in the agreement subject to adjustment by Qunar Software at its sole discretion. This agreement will remain in effect until terminated unilaterally by Qunar Software or mutually. The terms of this agreement are substantially similar to the terms described in the foregoing paragraph.
Equity Pledge Agreements:
The shareholders of Ctrip Commerce (VIE) have pledged their respective equity interests in Ctrip Commerce (VIE) as a guarantee for the performance of all the obligations under the other contractual arrangements, including payment by Ctrip Commerce (VIE) of the technical and consulting services fees to us under the technical consulting and services agreements, repayment of the business loan under the loan agreements and performance of obligations under the exclusive option agreements, each agreement as described herein. This agreement is valid and binding on the parties, their heirs, successors and permitted assignees. In the event Ctrip Commerce (VIE) breaches any of its obligations or any shareholder of Ctrip Commerce (VIE) breaches his or her obligations, as the case may be, under these agreements, the Company is entitled to enforce the equity pledge right and sell or otherwise dispose of the pledged equity interests, and have priority in receiving payment from proceeds from the auction or sale of all or part of the pledge until the obligations are settled. The pledge has been established upon registration with the local branch of the PRC State Administration for Market Regulation (“SAMR”), and will expire two years after the pledgor and Ctrip Commerce (VIE) no longer undertake any obligations under the above-referenced agreements.
As of the date of this annual report, pursuant to the equity interest pledge agreement among Qunar Software, Hui Cao and Hui Wang, Hui Cao and Hui Wang have pledged their equity interests in Qunar Beijing (VIE) along with all rights, titles and interests to Qunar Software as guarantee for the performance of all obligations under the contractual arrangements mentioned herein. This agreement is valid and binding on the pledgors and each of their successors, and is valid on the pledgee and its successors and assignees. Qunar Software may enforce this pledge upon the occurrence of a settlement event or as required by the PRC law. The pledge has been established upon registration with the local branch of the SAMR, and will expire when all obligations under the contractual arrangements have been satisfied. In enforcing the pledge, Qunar Software is entitled to dispose of the pledge and have priority in receiving payment from proceeds from the auction or sale of all or part of the pledge until the obligations are settled. The terms of this agreement are substantially similar to the terms described in the foregoing paragraph.
Loan Ag
re
ements:
Under the loan agreements the Company entered into with the shareholders of Ctrip Commerce (VIE) the Company extended long-term business loans to these shareholders of Ctrip Commerce (VIE) with the sole purpose of providing funds necessary for the capitalization or acquisition of Ctrip Commerce (VIE). These business loan amounts were injected into Ctrip Commerce (VIE) as capital and cannot be accessed for any personal uses. The initial term of the loan agreements is

10
years and may be renewed automatically in
10-year
terms unless the Company disapprove the extension by written notice in advance. The loan agreements will remain effective until the parties have fully performed their respective obligations under the agreement, and the shareholders of Ctrip Commerce (VIE) have no right to unilaterally terminate these agreements or repay the loan in advance. The loan agreements are valid and binding on the parties, their successors and permitted assignees. In the event that the PRC government lifts its restrictions on foreign ownership of the value-added telecommunications business in China, as applicable, the Company will exercise its exclusive option to purchase all of the outstanding equity interests of Ctrip Commerce (VIE), as described in the following paragraph, and the loan agreements will be canceled in connection with such purchase. However, it is uncertain when, if at all, the PRC government will lift any or all of these restrictions.
As of the date of this annual report, pursuant to the loan agreement among Qunar Software, Hui Cao and Hui Wang, the loans extended by Qunar Software to each of Hui Cao and Hui Wang are only repayable by a transfer of such borrower’s equity interest in Qunar Beijing (VIE) to Qunar Software or its designated party, in proportion to the amount of the loan to be repaid. This loan agreement will continue in effect indefinitely until such time when (i) the borrowers receive a repayment notice from Qunar Software and fully repay the loans, or (ii) an event of default (as defined therein) occurs unless Qunar Software sends a notice indicating otherwise within 15 calendar days after it is aware of such event. The loan agreements are valid and binding on the parties, their successors and permitted assignees. The terms of this loan agreement are substantially similar to the terms described in the foregoing paragraphs.

Exclusive Option Agreements:
As consideration for the Company’s entering into the loan agreements described above, each of the shareholders of Ctrip Commerce (VIE) has granted us an exclusive, irrevocable option to purchase, or designate one or more person(s) at the Company’s discretion to purchase, all of its equity interests in Ctrip Commerce (VIE) at any time the Company desires, subject to compliance with the applicable PRC laws and regulations. The Company may exercise the option by issuing a written notice to the shareholder of Ctrip Commerce (VIE). Subject to the evaluation requirements or other restrictions imposed by applicable PRC laws and regulations, the purchase price should be equal to the contribution actually made by the shareholder for the equity interest. Therefore, if the Company exercises these options, the Company may choose to cancel the outstanding loans the Company extended to the shareholders of Ctrip Commerce (VIE) pursuant to the loan agreements as the loans were used solely for equity contribution purposes. The initial term of these agreements is

10
 years and may be renewed automatically in
10-year
terms unless the Company disapproves the extension. This agreement is valid and binding on the parties, their heirs, successors and permitted assignees. The Company retains the exclusive right to terminate the agreements at any time by delivering a written notice to the shareholder of Ctrip Commerce (VIE).
Hui Cao and Hui Wang also entered into an equity option agreement with Qunar, Qunar Software and Qunar Beijing (VIE). This equity option agreement contains arrangements that are similar to that as described in the foregoing paragraph. This agreement will remain effective with respect to each of Qunar Beijing (VIE)’s shareholders until all of the equity interest has been transferred or Qunar and Qunar Software terminates the agreement unilaterally with 30 days’ prior written notice. This agreement is valid and binding on the parties, their successors and permitted assignees.
The VIEs and their shareholders agree not to enter into any transaction that would affect the assets, obligations, rights or operations of the VIEs without the Company’s prior written consent. They also agree to accept the Company’s guidance with respect to day-to-day
operations, financial management systems and the appointment and dismissal of key employees.
Risks in relation to contractual arrangements between the Company’s PRC subsidiaries and VIEs:
The Company has been advised by Commerce & Finance Law Offices, its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs are in compliance with current PRC laws and legally enforceable. However, there may be in the event that the VIEs and their respective shareholders fail to perform their contractual obligations, the Company may have to rely on the PRC legal system to enforce its rights. The PRC legal system is based on written statutes. Prior court decisions may be cited for reference but have limited precedential value. The PRC laws and regulations have significantly enhanced protections afforded to various forms of the foreign investments in China for the past decades. However, many laws, regulations, and rules are subject to interpretation and clarification. Moreover, because these laws, regulations, and standards are subject to interpretations, their application in practice may evolve over time as new guidance becomes available. Due to the uncertainties with respect to the PRC legal system, the PRC government authorities may ultimately take a view contrary to the opinion of its PRC legal counsel with respect to the enforceability of the contractual arrangements.
There are, however, uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020. The new Foreign Investment Law of the PRC repealed simultaneously the Wholly Foreign-owned Enterprise Law of the PRC, Sino-foreign Equity Joint Venture Law of the PRC and Sino-foreign Cooperative Joint Ventures Law of the PRC. Therefore, the general regulations for companies’ set up and operation in the PRC including the foreign-invested companies shall comply with the Company Law of the PRC unless provided in the PRC Foreign Investment Laws. In December 2019, the Implementing Regulation of the Foreign Investment Law has been promulgated by the State Council which has come into force as of January 1, 2020. The Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law is new, there are uncertainties exist with respect to its implementation and interpretation and it is also possible that the VIE entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to the Company’s operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect the Company’s business, financial condition and results of operations.

Summary financial information of the Company’s VIEs in the consolidated financial statements
Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves of the VIEs amounting to a total of RMB1.5 billion as of December 31, 2024. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.
Summary of selected financial information of the VIEs, which represents aggregated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements, is as follows (RMB in millions):

	As of December 31,
	2023	2024
Selected Balance Sheets Data of the VIEs
Cash and cash equivalents	2,825	2,740
Restricted cash	533	123
Short-term investments	197	2,390
Accounts receivable, net	1,363	1,114
Prepayments and other current assets	2,076	2,346
Investments (non-current)	2,998	1,903
Total assets	18,085	20,089
Less: Inter-company receivables (Note i)	(6,699)	(8,567)
Total assets excluding inter-company receivables	11,386	11,522
Short-term debt and current portion of long-term debt	3,245	3,535
Accounts payable	2,964	1,715
Advances from customers	1,637	3,895
Other payables and accruals	2,162	2,046
Total liabilities	16,571	19,362
Less: Inter-company payables (Note ii)	(5,934)	(7,325)
Total liabilities excluding inter-company payables	10,637	12,037

Note i :The inter-company receivables as of December 31, 2023 and 2024 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury cash management purpose.
Note ii : The inter-company payables as of December 31, 2023 and 2024 mainly represented payables of VIEs due to the Company’s wholly-owned subsidiaries for treasury cash management purpose.

The following table set forth the summary of results of operations of the VIEs and their subsidiaries (RMB in millions):

	For the years ended December 31,
	2022	2023	2024
Net revenues	4,335	10,050	11,780
Cost of revenues	2,292	5,118	5,731
Net loss	(495)	(945)	362
Net revenues from VIEs accounted for around 22%, 23% and 22% of the Company’s net revenues for the year ended December 31, 2022, 2023 and 2024, respectively.
The VIEs’ net income before the deduction of the inter-company service fee charges were RMB1.2 billion, RMB3.3 billion and RMB4.4 billion for the years ended December 31, 2022, 2023 and 2024, respectively.
The amount of service fees paid by all the VIEs to the primary beneficiaries of the VIEs pursuant to the exclusive technical consulting and service agreements between VIEs and primary beneficiaries of the VIEs were RMB
1.7 billion, RMB4.3 billion and RMB4.0 billion for the years ended December 31, 2022, 2023 and 2024, respectively.
The following tables set forth the summary of cash flow activities of the VIEs and their subsidiaries (RMB in millions):

	For the year ended December 31,
	2022	2023	2024
Net cash (used in)/provided by operating activities	(1,677)	1,092	1,434
Net cash provided by/(used in) investing activities	4,317	109	(1,027)
Net cash used in financing activities	(6,957)	(1,182)	(926)

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Foreign currencies
Foreign currencies
The Company’s reporting currency is RMB. The Company’s functional currency is US$. The Company’s operations are conducted through the subsidiaries and VIEs where the local currency is the functional currency and the financial statements of those subsidiaries are translated from their respective functional currencies into RMB.
Transactions denominated in currencies other than functional currencies are remeasured at the exchange rates prevailing at the dates of the transaction for the Company’s subsidiaries respectively. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of income and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are remeasured using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of income and comprehensive income.
Assets and liabilities of the group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting periods. The exchange differences for the translation of group companies with non-RMB
functional currency into the RMB are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements. The foreign currency translation adjustments are not subject to tax.
Translations of amounts from RMB into US$ are unaudited and solely for the convenience of the reader and were calculated at the rate of
US$1.00 = RMB7.2993
on December 31, 2024, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Cash and cash equivalents
Cash and cash equivalents
Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of generally three months or less.

Restricted cash
Restricted cash
Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Company’s restricted cash is substantially a cash balance on deposit required by its business partners and commercial banks.

Short-term investments
Short-term investments
Short-term investments represent i)
held-to-maturity
investments which are due in one year and stated at amortized cost (i.e., time deposits); ii) the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year measured at fair value (i.e., financial products), and iii) foreign currency forward contracts measured at fair value which are short-term. Changes in the fair value are reflected in the consolidated statements of income and comprehensive income.

Derivative Instruments
Derivative Instruments
The derivative instruments primarily consisted of foreign currency forward contracts and interest rate swap contracts. The fair values of the derivative instruments generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date. The foreign currency forward contracts are used to economically hedge certain foreign denominated liabilities and reduce, to the extent practicable, the potential exposure to the changes that exchange rates might have on the Company’s earnings, cash flows and financial position. As the derivative instruments of foreign currency forward contracts do not qualify for hedge accounting treatment, changes in the fair value are reflected in Other income/(expense) of the consolidated statements of income and comprehensive income. The interest rate swap contracts are used to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. As derivative instruments of interest rate swap contracts are designated as cash flow hedges and the hedge is highly effective, all changes in the fair value of the derivative hedging instruments are recorded in other comprehensive income/(loss)(“OCI”) as unrealized securities holding gains/(losses).

As of December 31, 2023 and 2024, and for the years ended December 31, 2022, 2023 and 2024, the balance of the derivative instruments and the total amount of fair value changes are not material.

Installment credit and Nonrecourse securitization debt
Installment credit and nonrecourse securitization debt
The Company provides installment credit solutions to users with the terms generally below one year. Such amounts are recorded at the outstanding principal amount less allowance for credit losses, and include accrued interest receivable and presented in receivable related to financial services in Note 3.
Since 2018, the Company entered into asset backed securitization arrangements with third-party financial institutions and set up a securitization vehicle as servicer to issue the revolving debt securities to third party investors. The debt securities are collateralized by the loans due from the users transferred to the securitization vehicle. The Company consolidated the servicer of the securitized debt since economic interests are retained in the form of subordinated interests and it acts as the servicer of securitization vehicle. Therefore, the proceeds from the issuance of debt securities are reported as securitization debt, and the transferred collateralized receivable remain on the Company’s financial statements. The securitization debt is repaid when the collections of the underlying collateralized receivable occur and is reported in “short-term debt and current portion of long-term debt” (Note 12) or “long-term debt” (Note 17) according to the expected repayment dates of the debt securities.
As of December 31, 2023, and 2024, out of the total receivables due from the users, the collateralized receivable for the debt securities were RMB1.1 billion and RMB2.6 billion, respectively, and the non-collateralized
receivable (receivables which have not been transferred to the securitization vehicle) were RMB3.1 billion and RMB3.1 billion, respectively.
As of December 31, 2023, and 2024, the balance of allowance for expected credit losses for the receivable due from the users amounted to RMB200 million and RMB303 million, respectively. The Company recognized the interest income from the receivable related to financial services in Revenue – Others. The interest expenses in relation to the nonrecourse securitization debt were recognized in the cost of revenue. For the years ended December 31, 2022, 2023 and 2024, the interest incomes and the interest expenses were not material.
The gross amount of the loans provided to users is presented in the investing section of the cash flow statement unless the term of the receivables is three month or less, in which case it is presented on a net basis by deducting the repayment from the users.

Land use rights
Land use rights
Land use rights represent the prepayments for usage of the parcels of land where the office buildings are located, are recorded at cost, and are amortized over their respective lease periods (usually over 40 to 50 years).

Property, equipment and software
Property, equipment and software
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Building	20-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3- 5 years
Furniture and fixtures	3-5 years
Software	3-10 years
The Company recognizes the disposal of Property, equipment and software in general and administrative expenses.

Investments
Investments
The Company’s investments include equity method investments, equity securities without readily determinable fair values, equity securities with readily determinable fair values, held to maturity debt securities, and available-for-sale
debt securities.

The Company applies equity method in accounting for its investments in entities in which the Company has the ability to exercise significant influence but does not have control and the investments are in either common stock or in-substance
common stock. Unrealized gains on transactions between the Company and an affiliated entity are eliminated to the extent of the Company’s interest in the affiliated entity, unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.
Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.
Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement.
Debt securities that the Company has positive intent and ability to hold to maturity are classified as held to maturity debt securities and are stated at amortized cost.
The Company has classified its investments in debt securities, other than the held to maturity debt securities, as available-for-sale
securities.
Available-for-sale
debt securities are reported at estimated fair value (Note 7) with the aggregate unrealized gains and losses, net of tax, reflected in “Accumulated other comprehensive loss” in the consolidated balance sheets. If the amortized cost basis of an available-for-sale
security exceeds its fair value and if the Company has the intention to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, an impairment is recognized in the consolidated statements of income and comprehensive income. If the Company does not have the intention to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis and the Company determines that the decline in fair value below the amortized cost basis of an available-for-sale
security is entirely or partially due to credit-related factors, the credit loss is measured and recognized as an allowance for credit losses in the consolidated statements of income and comprehensive income. The allowance is measured as the amount by which the debt security’s amortized cost basis exceeds the Company’s best estimate of the present value of cash flows expected to be collected.
The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Fair value measurement of financial instruments
Fair value measurement of financial instruments
Financial assets and liabilities of the Company primarily comprise of cash and cash equivalents, restricted cash, time deposits, financial products, derivative instruments, accounts receivable, due from related parties, available-for-sale
debt investments, equity securities, accounts payable, due to related parties, advances from end users, short-term bank borrowings, exchangeable senior notes, other short-term liabilities and long-term debts. As of December 31, 2023, and 2024, except for financial products, derivative instruments, exchangeable senior notes, long-term debts, listed equity securities and available-for-sale
debt investments, carrying values of the financial instruments approximated their fair values because of their generally short maturities. The Company reports financial products, derivative instruments, exchangeable senior notes, listed equity securities and available-for-sale
debt investments at fair value at each balance sheet date and changes in fair value are reflected in the statements of income and comprehensive income. The Company disclosed the fair value of its long-term debts based on Level 2 inputs in Note 17.
The Company measures its financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:
Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.
Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.

Business combination and Acquisitions
Business combination
U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the acquisition method. The Company applies ASC 805, “Business combinations”, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized in the consolidated statements of income and comprehensive income.
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, growth rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined.
Acquisitions
An OTA company focusing on accommodation reservation
In July 2024, the Company consummated a step acquisition by purchasing additional shareholdings of an online platform focusing on accommodation reservation (the “acquiree”). The
Company
obtained the control of the acquiree following the step acquisition by obtaining the right to appoint majority of the board of directors. The total purchase consideration of
RMB
1,967
 million which include cash consideration of RMB
97

million and the fair value of previously held investments of
RMB
1,870

million. The Company recognized a net gain of
RMB
4

million in connection with the step acquisition and recorded the net gain in “Other income/(expense)” in the consolidated statement of income and comprehensive income.
The financial results of the acquiree have been included in the Company’s consolidated financial statements since the date the Company obtained control and were not significant to the Company for the year ended December 31, 2024. On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

RMB in millions
Net assets (including the cash acquired of RMB1,314 million)	1,083
Identifiable intangible assets — Trademark	182
Identifiable intangible assets — Software	189
Deferred tax liabilities	(42)
Non-controlling interests	(155)
Mezzanine classified non-controlling interests	(823)
Goodwill	1,533

Total purchase consideration	1,967

The goodwill recognized for the acquisition was primarily made up of the expected synergies from combining operations of the acquiree and the Company, which do not qualify for separate recognition. The identifiable intangible assets primarily consist of trademark and software. The trademark is assessed to be indefinite-lived intangible assets. The fair values of the software are amortized over
 2-10 years on a straight-line basis.
Other than the acquisition disclosed above, none of other acquisition occurred during the periods presented was material to our business or financial results. Other immaterial acquisitions in 2022, 2023 and 2024 with total consideration of RMB8.0million, RMB3.5million and nil were immaterial that resulted in no recorded goodwill and recorded intangible assets of RMB10.0million, RMB2.6 million and nil respectively.

Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated income statements for the years ended December 31, 2022, 2023 and 2024, either individually or in aggregate.

Goodwill and other intangible assets
Goodwill and other intangible assets
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs.
Goodwill is not amortized but is reviewed at least annually for impairment or earlier. The Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test, by taking into consideration macroeconomics, overall financial performance, industry and market conditions and the share price of the Company. If determined to be necessary, the quantitative impairment test shall be used to identify goodwill impairment.
An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.
The Company performs the annual goodwill impairment assessment as of December 31, or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. As of December 31, 2023 and 2024, the Company qualitatively assessed relevant events and circumstances, including macroeconomics conditions, industry and market considerations, its overall financial performance as well as the share price, and concluded by weighing all these factors in their entirety that it was not more likely than not the fair value of the Company’s reporting unit was lower than its carrying value. For the years ended December 31, 2022, 2023 and 2024, there was no impairment of goodwill.
Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of non-compete
agreements, customer list, supplier relationship, technology, business relationship and payment business license as of December 31, 2023 and 2024. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is two
to fifteen years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life primarily include trademark and domain names. The Company evaluates indefinite-lived intangible assets for impairment on an annual basis as of December 31, or an interim basis if events or other circumstances suggest that related fair value is below carrying value. An assessment is made on each December 31 as well to determine whether events and circumstances continue to support an indefinite useful life.
No impairment on other intangible assets was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

Impairment of long-lived assets
Impairment of long-lived assets
Long-lived
assets (including intangible with definite lives) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Reviews are performed to determine whether the carrying value of an asset group is impaired, based on comparison to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the Company recognizes an impairment of long-lived assets to the extent the carrying amount of such assets exceeds the fair value.

Accrued liability for customer reward program
Accrued liability for rewards program
The Company provides a discretionary rewards program to its end users, which mainly represents loyalty points. The loyalty points awarded can be redeemed for discounted future bookings or used to purchase gifts through the Company’s mobile applications, other mobile access channels, and websites (“Online Channels”).
The estimated value of the loyalty points expected to be redeemed is generally recognized as a reduction of revenue at the time they are granted. Upon redemption or expiry of the rewards, the accrued liability is reduced correspondingly. As of December 31, 2023 and 2024, the accrued liability for the rewards program was RMB1,044 million and RMB2,452 million, respectively.

Revenue recognition
Revenue recognition
The Company recognizes revenues in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”), under which, the Company’s revenues are substantially reported on a net basis as the travel supplier is primarily responsible for providing the underlying travel services and the Company does not control the service provided by the travel supplier to the traveler. Revenues are recognized at gross amounts for merchant business where the Company undertakes substantive inventory risks by pre-purchasing
inventories.
Revenue from accommodation reservation services, transportation ticketing services, packaged tours, and corporate travel are substantially recognized at a point of time when the performance obligations that are satisfied. Revenue from other businesses comprise primarily of online advertising services and financial services.
Accommodation reservation services
The Company receives commissions from travel suppliers for hotel room reservations through the Company’s transaction and service platform. Commissions from hotel reservation services rendered are recognized when the reservation becomes non-cancelable
(when the cancelation period provided by the reservation expires) which is the point at which the Company has fulfilled its performance obligation (successfully booking a reservation, which includes certain post-booking services during the cancelation period). The Company presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Company, generally, does not control the service provided by the travel supplier to the traveler and does not assume inventory risk for canceled hotel reservations. The amounts of accommodation reservation service revenues recognized on a gross basis were immaterial during the years ended December 31, 2022, 2023 and 2024, respectively.
Transportation ticketing services
Transportation ticketing service revenues mainly represent revenues from ticket reservations and other related services. The Company receives commissions from travel suppliers for ticketing reservations and other related services through the Company’s transaction and service platform under various services agreements. Commissions from ticketing reservations rendered are recognized when tickets are issued as this is when the Company’s performance obligation is satisfied. The Company is not entitled to a commission fee for the tickets canceled by the end users. Losses incurred from cancelations are immaterial due to a historical low cancelation rate and minimal administrative costs incurred in processing cancelations. Revenues from other related services are recognized at the time when the services are rendered. The Company presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Company, generally, does not control the service provided by the travel supplier to the traveler and does not assume inventory risk for canceled ticketing reservations and other related services. Over
90% of the Company’s transportation ticketing services revenues were recognized on a net basis during the years ended December 31, 2022, 2023 and 2024, respectively.
Packaged tours
The Company receives referral fees from travel product providers for packaged-tour products and services through the Company’s transaction and service platform. Referral fees are recognized on the departure date of the tours as this is when the Company’s performance obligation is satisfied. The Company presents revenues from such transactions on a net basis in the statements of income and comprehensive income when the Company does not control the service provided by the travel supplier to the traveler and has no obligations for canceled packaged-tour products reservations. Over 90% of the Company’s packaged-tour products and services revenues were recognized on a net basis during the years ended December 31, 2022, 2023 and 2024, respectively.

Corporate travel
Corporate travel management revenues primarily include commissions from transportation ticketing booking, hotel reservation and packaged-tour
services rendered to corporate clients. The Company contracts with corporate clients based on service fee model. Travel reservations are made via on-line
and
off-line
services for air tickets, hotel and package-tour. Revenue is recognized on a net basis after the services are rendered and collections are reasonably assured.
Other businesses
Other businesses comprise primarily of online advertising services and financial services.
The Company receives advertising revenues, which principally represent the sale of banners or sponsorship to customers through the Company’s Online Channels. Advertising revenues are recognized ratably over the fixed term of the agreement as services are provided or upon relevant performance obligations being fulfilled through the display of the advertisements. The financial service revenues mainly represent the service fees from third party financial institutions for the Company’s platform services that are recognized ratably over the service period as well as the interest income from the receivables due from the users that are recognized over the credit period. For the years ended December 31, 2022, 2023 and 2024, there was no service in other businesses that had the revenue exceeding 10% of the total revenue of the Company.

Allowance for expected credit losses
Allowance for expected credit losses
The Company’s accounts receivable, prepayments and other current assets (including the receivables of financial services), due from related parties, long-term prepayments and other assets, and long-term receivables due from related parties are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of its customers and the related receivables and prepayments, which include size, type of the reservation services the Company provides to its customers or geographic location of the customer, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any historic recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the credit losses of the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Company’s specific facts and circumstances.
Judgments and assumptions are required to estimate the allowance for expected credit losses on receivables from and prepayments to customers and such assumptions may change in future periods. As of December 31, 2023 and 2024, no significant impairment indicators were identified, however, it is possible that the Company may have to record additional significant provisions for expected credit losses in the future.
The following table summarized the details of the Company’s allowance for expected credit losses (RMB in millions):

	2022	2023	2024
Allowance at beginning of year	815	770	496
Business combination	—	—	14
Provisions for credit losses	296	79	330
Write-offs	(341)	(353)	(218)

Allowance at end of year	770	496	622

Cost of revenues
Cost of revenues
Cost of revenues consists primarily of payroll compensation of customer service center personnel, credit card service fees, payments to travel suppliers, telecommunication expenses, direct costs of principal travel tour services, depreciation, rentals, direct costs of financial service and related expenses incurred by the Company which are directly attributable to the Company’s user orders and the rendering of travel related services and other businesses.

Product development
Product development
Product development expenses primarily include payroll compensation of product development personnel, consulting expenses and other expenses incurred by the Company that are directly attributable to develop the Company’s travel supplier networks as well as to maintain, monitor and manage the Company’s transaction and service platforms. The Company recognizes website, software and mobile applications development costs in accordance with ASC
350-50
“Website development costs” and ASC
350-40
“Software — internal use software” respectively, which are not material. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development. The Company also expenses all costs that are associated with repair or maintenance of the existing websites and mobile applications or the development of software or mobile applications for internal use and websites content.

Sales and marketing
Sales and marketing
Sales and marketing expenses consist primarily of costs of payroll and related compensation for the Company’s sales and marketing personnel, advertising expenses, and other related marketing and promotion expenses. Advertising expenses, amounting to approximately RMB2.1 billion, RMB5.3 billion and RMB7.0 billion for the years ended December 31, 2022, 2023 and 2024 respectively, are charged to the statements of income and comprehensive income as incurred.

Share-based compensation
Share-based compensation
The Company grants restricted share units (“RSUs”) and share options of the Company to eligible employees. The Company accounts for share-based awards issued to employees in accordance with ASC Topic 718
Compensation – Stock Compensation
. Under ASC 718, the Company measures at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company applies the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on US Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life is based on historical exercise patterns. Expected dividend yield is determined in view of the Company’s historical dividend payout rate and future business plan. The Company estimates expected volatility at the date of grant based on historical volatilities. The fair values of RSUs are determined with reference to the fair value of the underlying shares. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.
According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.
According to ASC 718, the Company classifies certain options or similar instruments as liabilities if the Company can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets and such cash settlement is probable. The percentage of the fair value that is accrued as compensation cost at the end of each period shall equal the percentage of the requisite service that has been rendered at that date. Changes in fair value of the liability classified award that occur during the requisite service period shall be recognized as compensation cost over that period. Changes in fair value that occur after the end of the requisite service period are compensation cost of the period in which the changes occur. Any difference between the amount for which a liability award is settled and its fair value at the settlement date as estimated is an adjustment of compensation cost in the period of settlement.
Share incentive plans
In October 2007, the Company adopted a 2007 Share Incentive Plan (“2007 Incentive Plan”). As of December 31, 2023, and 2024, 13,150,932 and 11,381,131 options were outstanding and there were no
 R
SUs outstanding under the 2007 Incentive Plan.
In June 2017, the Company adopted a Global Share Incentive Plan (“Global Incentive Plan”). The Company granted 17,311,708, 12,332,490 and 11,406,176 new share options and 255,000, nil and nil new RSUs to employees with
4-year
requisite service period for years ended December 31, 2022, 2023 and 2024, respectively.
As of December 31, 2023, and 2024, 71,442,044 and 68,745,927 options and 553,688 and 301,502 RSUs were outstanding under the Global Incentive Plan.

The following table summarized the Company’s share option activities under all the option plans (in US$, except for shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2021	66,081,119	23.02	5.42	398

Granted	17,311,708	14.15
Exercised	(4,493,648)	5.70
Forfeited	(1,424,477)	10.80

Outstanding at December 31, 2022	77,474,702	22.26	5.01	995

Granted	12,332,490	18.82
Exercised	(4,590,690)	12.18
Forfeited	(623,526)	12.57

Outstanding at December 31, 2023	84,592,976	22.38	4.70	1,195

Granted	11,406,176	15.31
Exercised	(14,954,835)	16.08
Forfeited	(917,259)	16.60

Outstanding at December 31, 2024	80,127,058	22.62	4.23	3,689

Vested and expect to vest at December 31, 2024	77,403,958	22.78	4.17	3,551

Exercisable at December 31, 2024	46,088,307	26.14	3.06	1,960

The Company’s current practice is to issue new shares to satisfy share option exercises.
The
expected-to-vest
options are the result of applying the
pre-vesting
forfeiture rate assumptions of 8% to total unvested options.
The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price at each reporting date and the exercise price for in-the-money
options) that would have been received by the option holders if all in-the-money
options had been exercised at each reporting date.
The total intrinsic value of options exercised during the years ended December 31, 2022, 2023 and 2024 were US$
90
 million, US$
114
 million and US$
518
 million, respectively.
The weighted average fair value of options granted during the years ended December 31, 2022, 2023 and 2024 was US$
10.14
, US$
25.61
and US$
32.05
per share, respectively.
As of December 31, 2024, there was US$446 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share options which are expected to be recognized over a weighted average period of 2.3 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. Total cash received from the exercise of share options amounted to RMB179 million, RMB399 million and RMB1,726 million for the years ended December 31, 2022, 2023 and 2024, respectively.
The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2022	2023	2024
Risk-free interest rate	1.55%-4.45%	3.60%-4.72%	3.86%-4.30%
Expected life (years)	4 – 5	4 – 5	4 – 5
Expected dividend yield	0%	0%	0%
Volatility	41%-49%	48%-49%	46%-48%
Fair value of options at grant date per share	from US$7.44 to US$24.58	from US$16.08 to US$36.51	from US$16.37 to US$58.01

The following table summarizes the Company’s RSUs activities under all incentive plans (in US$, except for shares):

	Number of Shares	Weighted average grant date fair value (US$)
Restricted shares

Unvested at December 31, 2021	869,620	32.65

Granted	255,000	24.67
Vested	(243,625)	36.15
Forfeited	(129,489)	33.92

Unvested at December 31, 2022	751,506	28.59

Vested	(197,250)	30.51
Forfeited	(568)	29.03

Unvested at December 31, 2023	553,688	27.90

Vested	(192,072)	29.44
Forfeited	(60,114)	32.10

Unvested at December 31, 2024	301,502	26.08

As of December 31, 2024, there was US$2 million unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 0.8 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The Company determined the fair value of RSUs based on its stock price on the date of grant.

Leases
Leases
The Company applies ASC 842, Leases, and determines if an arrangement is a lease at inception. Operating leases are primarily for office and operation space and are included in right-of-use
(“ROU”) assets, other payables and accruals and long-term lease liabilities on its consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of income and comprehensive income and cash flows. The Company has operating lease agreements with insignificant non-lease
components and have elected the practical expedient to combine and account for lease and non-lease
components as a single lease component.

Taxation
Taxation
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the balance sheet liability method. Under this method, deferred income taxes are recognized for the tax consequences of significant temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered unlikely that some portion of, or all of, the deferred tax assets will not be realized.
The Company applies ASC 740, “Income Taxes”. It clarifies the accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

Other income/ (expense)
Other income/(expense)
Other income/(expense) consists of financial subsidies and investment income/(loss). Financial subsidies primarily relate to the non-recurring
grants by central and local governments of China. The Company recognizes the income when the grants are received and no further conditions need to be met. Components of other income/(expense) were as follows (RMB in millions):

	2022	2023	2024
Fair value changes of equity securities investments and Exchangeable Senior Notes	1,338	(1,507)	1,082
Gain from the fair value remeasurement upon the discontinuance of the equity method investment(a)	1,135	—	—
Government grants	618	608	787
Dividend from long-term investments	53	177	170
Gain from acquirement of business or disposal of long-term investments	23	11	12
Foreign exchange (losses) /gains	(69)	29	(12)
Impairments of long-term investments (b)	(949)	(115)	(122)
Others	(134)	130	303

Total	2,015	(667)	2,220

(a)
In 2022, an equity method investee of the Company completed an initial public offering, upon which the Company lost significant influence over the investee due to its reduced voting rights and changes in the investee’s governing documents. Consequently, the Company discontinued the equity method accounting and the investment was classified as an equity security investment with readily determinable fair value. Immediately after discontinuing the equity method, the Company recognized a gain from the remeasurement of the investment at fair value with amount of RMB1.1 billion.

(b)
In 2022
, 2023
and
2024
, the Company recorded a RMB906 million
,
RMB115

million and RMB92
million impairment loss for certain redeemable preferred shares investments which are accounted for as available-for-sale
debt securities
(Note 7).

Statutory reserves
Statutory reserves
The Company’s PRC subsidiaries and VIEs are required to allocate at least 10% of their after-tax
profit determined based on the PRC accounting standards and regulations to the general reserve. The allocation to the general reserve will cease if such reserve has reached to 50% of the registered capital of respective company. Appropriations to discretionary surplus reserve are at the discretion of the board of directors of subsidiaries and VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. There is no such regulation of providing statutory reserve in Hong Kong and other countries or regions.

Dividends
Dividends
Dividends are recognized when declared.
PRC regulations currently permit payment of dividends only out of accumulated profits determined based on the PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIEs, the VIEs cannot directly distribute dividends to the Company. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade. As the majority of the Company’s revenues are in RMB, any restrictions on currency exchange may limit the Company’s ability to use revenue generated in RMB to fund the Company’s business activities outside China or to make dividend payments in U.S. dollars. However, the Company believes the restrictions on currency exchange imposed by the PRC foreign exchange regulations and enforced by the PRC State Administration of Foreign Exchange (“SAFE”) do not constitute the “restrictions” under Rule
4-08(e)(3)
under Regulation
S-X,
because such restrictions in substance do not prohibit the Company’s subsidiaries or VIEs from transferring net assets to the Company in the combined forms of loans, advances and cash dividends without the consent of SAFE, provided that certain procedural formalities should be complied with. As of December 31, 2024, the restricted net assets of the Company’s PRC subsidiaries and VIEs not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and other restrictions were RMB8.8 billion.
In November 2023, the Company adopted a regular capital return policy to benefit the shareholders of the Company in the form of share repurchases, cash dividends, or a combination thereof, commencing from the year of 2024. Under the policy, the Company reserves the discretion relating to the determination of the form, timing, and amount of the capital return measures, depending on the Company’s financial condition, results of operations, cash flow, capital requirements, and other relevant factors.

No dividends have been paid or declared by the Company during the years ended December 31, 2022, 2023 and 2024.

Earnings per share
Earnings per share
In accordance with
“Computation of Earnings Per Share”
, basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Vested but unexercised stock options with exercise prices that represent little or no consideration are included in the weighted average shares outstanding in the basic earnings per share calculation.
If the number of common shares outstanding increases as a result of a stock dividend or stock split or decreases as a result of a reverse stock split, the computations of basic and diluted EPS shall be adjusted retroactively for all periods presented to reflect that change in capital structure. If changes in common stock resulting from stock dividends, stock splits, or reverse stock splits occur after the close of the period but before the financial statements are issued or are available to be issued, the per-share
computations for those and any prior-period financial statements presented shall be based on the new number of shares.

Treasury stock
Treasury stock
In 2023 and 2024, the Company purchased 6.8 million and 6.0 million ADSs in aggregate with a total gross consideration of US$224 million and US$300 million pursuant to its existing plan adopted in 2014, respectively. The share-repurchase programs do not require the Company to acquire a specific number of shares and may be suspended or discontinued at any time.
Treasury stock is accounted for under the cost method. Under this method, the cost incurred to purchase the shares is recorded in “Treasury stock” on the consolidated balance sheets.

Segment reporting
Segment reporting
The Company operates and manages its business as a single segment. Resources are allocated and performance is assessed by the CEO, who is determined to be the Chief Operating Decision Maker (“CODM”). The CODM assesses performance for the single segment and decides how to allocate resources based on net income that also is reported on the consolidated statements of income and comprehensive income as consolidated net income. Significant segment expenses reviewed by the CODM on a regular basis within net income included cost of revenue, product development expenses, sales and marketing expenses, general and administrative expenses and income tax expenses, of which each are separately presented on the consolidated statements of income and comprehensive income. Other segment item within net income included sales tax and surcharges, interest income, interest expense, other income/(expense) and equity in (loss) /income of affiliates on the consolidated statements of income and comprehensive income. Since the Company operates in
one
reportable segment, all financial and product information required can be found in the consolidated financial statements.
For geographic information, please refer to Note 20.

Recently Accounting Pronouncements
Recent Accounting Pronouncements
In June 2022, the FASB issued ASU
2022-03
Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. The amendments in this update are effective for the Company beginning January 1, 2024 on a prospective basis. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company adopted this update in the first quarter of 2024 and did not have a material impact to the Company’s Consolidated Financial Statements.

In November 2023, the FASB issued ASU
No. 2023-07,
Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the CODM and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in the Company including the additional required disclosures when adopted. The Company adopted the new guidance on its consolidated financial statement and did not have a material impact to the Company’s Consolidated Financial Statements.
In December 2023, the FASB issued ASU
No. 2023-08,
Accounting for and Disclosure of Crypto Assets (Subtopic
350-60).
This ASU requires certain crypto assets to be measured at fair value separately in the balance sheet and income statement each reporting period. This ASU also enhances the other intangible asset disclosure requirements by requiring the name, cost basis, fair value, and number of units for each significant crypto holding. The ASU is effective for annual periods beginning after December 15, 2024, including interim periods within those fiscal years. Adoption of the ASU requires a cumulative-effect adjustment to the opening balance of retained earnings as of the beginning of the annual reporting period in which an entity adopts the amendments. Early adoption is also permitted, including adoption in an interim period. However, if the ASU is early adopted in an interim period, an entity must adopt the ASU as of the beginning of the fiscal year that includes the interim period. This ASU will result in gains and losses recorded in the consolidated financial statements of income and comprehensive income and additional disclosures when adopted. The Company will adopt this update in the first quarter of 2025 and does not expect the adoption to have a material impact to the Company’s Consolidated Financial Statements.
In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statement and expect to adopt them for the year ending December 31, 2025.
In November 2024, the FASB issued new guidance expanding disclosure requirements related to certain income statement expenses. The guidance requires tabular footnote disclosure of certain operating expenses disaggregated into categories, such as employee compensation, depreciation, and intangible asset amortization, included within each interim and annual income statement’s expense caption, as applicable. The effective date is for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statement.

Certain risks and concentration
Certain risks and concentration
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepayments and other current assets. As of December 31, 2023 and 2024, substantially all of the Company’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the Mainland China and in Hong Kong, which management considers to be of high credit quality based on their credit ratings. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC.
No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2022, 2023 and 2024. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2023 and 2024.